15. Non-financial assets and liabilities	12 Months Ended
Dec. 31, 2018
Non-financial Assets And Liabilities
Non-financial assets and liabilities

15.1. Other non-financial assets

	12-31-2018	12-31-2017
	ARS 000	ARS 000

Non-current:
Tax credits	218,636	12,126
Prepayments to vendors	4,319	6,656
	222,955	18,782

Current:
Upfront payments of inventories purchases	56,745	61,415
Prepayment insurance	188,823	128,855
Tax credits	234,609	495,389
Other	14,953	9,654
	495,130	695,313

15.2. Other non-financial liabilities

	12-31-2018	12-31-2017
	ARS 000	ARS 000

Non-current:
VAT payable	1,879,420	662,505
Tax on bank account transactions payable	79,463	29,504
	1,958,883	692,009

Current:
VAT payable	1,324,577	840,110
Turnover tax payable	6,380	9,353
Income tax withholdings payable	36,028	38,849
Concession fees and royalties	27,410	25,250
Tax on bank account transactions payable	72,996	58,404
Other	193,553	2,005
	1,660,944	973,971

15.3. Compensation and employee benefits liabilities

	12-31-2018	12-31-2017
	ARS 000	ARS 000

Non-current:
Employee long-term benefits	148,470	166,983

The following tables summarize the components of net benefit expense recognized in the consolidated statement of income as long-term employee benefit plans and the changes in the long-term employee benefit liabilities recognized in the consolidated statement of financial position.

	12-31-2018	12-31-2017
	ARS 000	ARS 000
Benefit plan expenses
Cost of interest	22,258	33,883
Cost of service for the current year	9,565	10,275
Past service cost	(3,624)	5,336
Expense recognized during the year	28,199	49,494

Defined benefit obligation at beginning of year	166,983	129,493
Cost of interest	22,258	30,793
Cost of service for the current year	9,564	9,358
Past service cost	(3,624)	4,852
Actuarial (gains) losses	(20,551)	25,661
Benefits paid	(26,160)	(25,755)
Discontinued operations	-	(7,419)
Defined benefit obligation at end of year	148,470	166,983

The main key assumptions used to determine the obligations as of year-end are as follows:

Main key assumptions used	2018	2017

Discount rate	5.50%	5.50%

Increase in the real annual salary	2.00%	2.00%

Turn over of participants	0.73%	0.73%

A one percentage point change in the discount rate applied would have the following effect:

	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2018 year-end	(10,563)	13,193
Effect on the benefit obligation as of the 2017 year-end	(13,016)	14,928

A one percentage point change in the annual salary assumed would have the following effect:

	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2018 year-end	12,170	(11,205)
Effect on the benefit obligation as of the 2017 year-end	13,635	(12,120)

As of December 31, 2018 and 2017, the Group had no assets in connection with employee benefit plans.

	12-31-2018	12-31-2017
	ARS 000	ARS 000
Current:
Vacation and statutory bonus	150,947	175,988
Contributions payable	63,825	73,990
Bonus accrual	173,278	213,227
Other	3,118	13,931
	391,168	477,136